Stock-Based Compensation and Other Employee Benefit Plans	9 Months Ended
Sep. 30, 2014
Stock-Based Compensation and Other Employee Benefit Plans

13. Stock-Based Compensation and Other Employee Benefit Plans

Stock Incentive Plan

Under our 2007 Stock Incentive Plan (Option Plan), we may grant options to purchase shares of common stock to employees, executives, directors and consultants at exercise prices not less than the fair market value on the date of grant for incentive stock options and not less than 85% of the fair market value on the date of grant for non-statutory options. As of September 30, 2014 (unaudited), we had reserved 83,954,536 shares of our common stock for issuance under our 2007 Plan, of which 3,359,320 were issued and remained available for future grant. The options granted through September 30, 2014 are stock options that generally expire ten years from the date of grant and generally vest 25% 12 months from the date of grant, and quarterly thereafter, provided the grantee remains continuously employed by us through each vesting date (service-based options); however, our board of directors retains the authority to grant options with different terms. As discussed further below, certain stock options with ten year terms vest immediately upon achievement of specified performance goals provided the grantee remains continuously employed by us through each performance measurement date (performance-based options). As of December 31, 2013 and September 30, 2014 (unaudited), there were no performance-based options outstanding.

For the year ended March 31, 2012, we granted stock options to purchase a total of 14,333,676 shares of common stock with a weighted-average exercise price of $0.18 per share, a weighted-average grant date fair value of $0.11 per share and a total estimated fair value of approximately $1.5 million. Of the total stock option granted, 12,006,348 were service-based stock options and 2,327,328 were performance-based stock options.

For the nine months ended December 31, 2012, we granted stock options to purchase a total of 15,244,944 shares of common stock with a weighted-average exercise price of $0.60 per share, a weighted-average grant date fair value of $0.35 per share and a total estimated fair value of approximately $10.6 million. All of these stock options were service-based stock options.

For the year ended December 31, 2013, we granted stock options to purchase a total of 12,707,000 shares of common stock with a weighted-average exercise price of $2.44 per share, a weighted-average grant date fair value of $2.71 per share and a total estimated fair value of approximately $34.4 million. All of these stock options were service-based stock options.

For the nine months ended September 30, 2014, we granted service-based stock options to purchase 18,511,572 shares of common stock with a weighted-average exercise price of $5.91 per share, a weighted-average grant date fair value of $4.37 per share and a total estimated fair value of approximately $81.0 million (unaudited).

The fair value of the shares of common stock underlying stock options has historically been established by the board of directors primarily based upon a valuation provided by an independent third-party valuation firm. Because there is no public market for our common stock, our board of directors has relied upon this independent valuation and other factors, including, but not limited to, the current status of the technical and commercial success of our operations, our financial condition, the stage of our product design and development, and competition to establish the fair value of our common stock at the time of grant of the option.

We used the Black-Scholes option pricing model to estimate the fair value of stock options granted with the following assumptions:

	Year Ended March 31, 2012	Nine Months Ended December 31, 2012	Year Ended December 31, 2013	Nine Months Ended September 30,
				2013	2014
				(unaudited)
Assumed forfeiture rate (annual %)	8.0%	5.0%	5.0%	5.0%	5.0%
Expected dividend yield	—	—	—	—	—
Weighted-average assumed stock price volatility	63.5%	63.5%	59.1%	63.5%	54.0%
Weighted-average risk-free rate	1.15%	1.01%	1.46%	1.10%	1.90%
Weighted-average expected life (years)	6.26	6.28	6.30	6.25	6.38

The assumed forfeiture rate is the annual percentage of unvested stock options that are assumed to be forfeited or cancelled due to grantees discontinuing employment with us. Because service-based stock options normally vest over a four year period, the forfeiture assumption is used to estimate the number of stock options that are expected to vest in future periods, which affects the estimate of the forfeiture-adjusted aggregate stock-based compensation expense related to the stock options. The forfeiture assumption was developed considering our actual annual forfeiture rates for unvested stock options over the past four years and analyzing the distribution of unvested stock options held by executive officers, senior managers and other employees as of December 31, 2013 and September 30, 2014 (unaudited). Holding other assumptions constant, a higher forfeiture rate reduces the number of options expected to vest in future periods, which lowers the estimated forfeiture-adjusted aggregate stock-based compensation expense related to any affected stock options.

We have paid no cash dividends and do not anticipate paying any cash dividends in the foreseeable future and, therefore, used an expected dividend yield of 0.0% in our option-pricing model.

The stock price volatility assumption is derived using a set of peer group public companies. For the year ended March 31, 2012 and the nine months ended December 31, 2012, the peer group companies were small- or micro-capitalization companies that conduct business in the consumer finance or investment management sectors. For the year ended December 31, 2013, we updated the set of peer group public companies used to derive the stock price volatility assumption. The new peer group included small-, mid- and large-capitalization companies that conduct business in the consumer finance, investment management and technology sectors. The weighted-average historical stock price volatility of the set of peer companies used in the fiscal year ended December 31, 2013 was substantially the same as the weighted-average historical stock price volatility, measured over the same time periods, as the peer companies used in the nine months ended December 31, 2012 and the year ended December 31, 2012. The change in this option valuation assumption did not have a material impact on the valuation of the stock options granted during the year ended December 31, 2013.

The expected life represents the period of time that stock options are estimated to be outstanding, giving consideration to the contractual terms of the awards, vesting schedules and expectations of future exercise patterns and post-vesting employee termination behavior. Given our limited operating history, the simplified method was applied to calculate the expected term. The risk-free interest rate is based on the U.S. treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

Options activity under the Option Plan is summarized as follows:

	Stock Options Issued and Outstanding	Weighted- Average Exercise Price
Balances, December 31, 2012	41,020,888	$0.30
Shares subject to options:
Granted	12,707,000	$2.44
Exercised	(8,931,876)	$0.19
Forfeited or expired	(1,481,284)	$0.48

Balances, December 31, 2013	43,314,728	$0.94

Shares subject to options:
Granted (unaudited)	18,511,572	$5.91
Exercised (unaudited)	(5,638,830)	$0.53
Forfeited or expired (unaudited)	(1,599,656)	$2.41

Outstanding at September 30, 2014 (unaudited)	54,587,814	$2.63

Options to purchase 8,931,876 shares with a total intrinsic value (fair value less exercise price) of $26.2 million were exercised during the year ended December 31, 2013. Options to purchase 5,638,830 shares (unaudited) of common stock with a total instrinsic value of $40.4 million (unaudited) were exercised during the nine months ended September 30, 2014. We capitalized $1.2 million (unaudited) of stock-based compensation expense associated with the cost of developing software for internal use during the nine months ended September 30, 2014. The total fair value of stock options vested during the nine months ended September 30, 2014 was $14.7 million (unaudited).

A summary of outstanding options, vested options and options vested and expected to vest at December 31, 2013, is as follows:

	Shares Subject to Stock Options Issued and Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price
Shares subject to:
Options outstanding	43,314,728	8.07	$0.94
Vested options	15,502,936	6.93	$0.24
Options vested and expected to vest	41,451,548	8.03	$0.91

A summary of outstanding options, vested options and options vested and expected to vest at September 30, 2014, is as follows:

	Shares Subject to Stock Options Issued and Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price
		(unaudited)
Shares subject to:
Options outstanding	54,587,814	8.16	$2.63
Vested options	20,138,530	6.84	$0.58
Options vested and expected to vest	51,863,779	8.11	$2.53

Stock-Based Compensation Expense

Total stock-based compensation expense recorded for stock options, warrants and Escrow Shares related to the Acquisition is summarized as follows:

	Year Ended March 31, 2012	Nine Months Ended December 31, 2012	Year Ended December 31, 2013	Nine Months Ended September 30,
				2013	2014
	(in thousands) (unaudited)
Stock-Based Compensation Expense:
Sales and marketing	$152	$216	$1,313	$767	$5,029
Origination and servicing	31	60	424	170	1,427
General and administrative:
Engineering and product development	95	406	2,171	1,019	3,487
Other	382	428	2,375	1,390	15,946

Total stock-based compensation expense	$660	$1,110	$6,283	$3,346	$25,889

In the nine months ended September 30, 2014, stock-based compensation included $3.0 million of expense for the accelerated vesting of stock options for a terminated employee that was accounted for as a stock option modification (unaudited).

As of December 31, 2013 and September 30, 2014, total unrecognized compensation cost was $35.1 million and $97.8 million (unaudited), and these costs are expected to be recognized over the next 3.4 years and 3.6 years, respectively.

No net income tax benefit has been recognized relating to stock-based compensation expense and no tax benefits have been realized from exercised stock options.

401(k) Plan

We maintain a 401(k) defined contribution plan that covers substantially all of our employees. Participants may elect to contribute their annual compensation up to the maximum limit allowed by federal tax law. In the second quarter of 2014, we approved an employer 401(k) match of up to 3% of an employee’s eligible compensation with a maximum annual match of $5,000 per employee. Total 401(k) match expense for the nine months ended September 30, 2014 was $0.6 million (unaudited). For the fiscal year 2014 401(k) match, the match will be retroactively applied to employees’ eligible contributions from January 1, 2014.